Exhibit 99.1

World Omni Select Auto Trust 2023-A
Monthly Servicer Certificate
March 31, 2026

Dates Covered
Collections Period	03/01/26 - 03/31/26
Interest Accrual Period	03/16/26 - 04/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/26	192,971,641.91	11,736
Principal Payments	9,420,101.89	244
Defaulted Receivables	1,038,270.78	54
Repurchased Accounts	0.00	0
Pool Balance at 03/31/26	182,513,269.24	11,438

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.59%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	931,757,001.63	37,582

Delinquent Receivables:
Past Due 31-60 days	15,636,492.08	895
Past Due 61-90 days	3,950,065.35	210
Past Due 91-120 days	909,835.12	56
Past Due 121+ days	0.00	0
Total	20,496,392.55	1,161

Total 31+ Delinquent as % Ending Pool Balance	11.23%
Total 61+ Delinquent as % Ending Pool Balance	2.66%
Delinquency Trigger Occurred	NO

Recoveries	666,893.49
Aggregate Net Losses/(Gains) - March 2026	371,377.29
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	2.31%
Prior Net Losses/(Gains) Ratio	1.10%
Second Prior Net Losses/(Gains) Ratio	0.05%
Third Prior Net Losses/(Gains) Ratio	2.80%
Four Month Average	1.57%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.96%

Overcollateralization Target Amount	18,635,140.03
Actual Overcollateralization	18,635,140.03
Weighted Average Contract Rate	8.94%
Weighted Average Remaining Term	32.17

Flow of Funds	$ Amount
Collections	11,494,259.14
Investment Earnings on Cash Accounts	14,898.24
Servicing Fee	(201,012.13)
Transfer to Collection Account	-
Available Funds	11,308,145.25

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	0.00
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	187,382.64
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	281,850.00
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	10,458,372.67
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	380,539.94

Total Distributions of Available Funds	11,308,145.25

Servicing Fee	201,012.13
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	695,560,000.00
Original Class B	41,000,000.00
Original Class C	56,370,000.00
Original Class D	61,030,000.00
Original Class E	18,630,000.00

Total Class A, B, C, D, & E
Note Balance @ 03/16/26	174,336,501.88
Principal Paid	10,458,372.67
Note Balance @ 04/15/26	163,878,129.21

Class A-1
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-2a
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-2b
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class A-3
Note Balance @ 03/16/26	0.00
Principal Paid	0.00
Note Balance @ 04/15/26	0.00
Note Factor @ 04/15/26	0.0000000%

Class B
Note Balance @ 03/16/26	38,306,501.88
Principal Paid	10,458,372.67
Note Balance @ 04/15/26	27,848,129.21
Note Factor @ 04/15/26	67.9222664%

Class C
Note Balance @ 03/16/26	56,370,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	56,370,000.00
Note Factor @ 04/15/26	100.0000000%

Class D
Note Balance @ 03/16/26	61,030,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	61,030,000.00
Note Factor @ 04/15/26	100.0000000%

Class E
Note Balance @ 03/16/26	18,630,000.00
Principal Paid	0.00
Note Balance @ 04/15/26	18,630,000.00
Note Factor @ 04/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	469,232.64
Total Principal Paid	10,458,372.67
Total Paid	10,927,605.31

Class A-1
Coupon	5.13900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.92000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.67223%
Coupon	4.52223%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class B
Coupon	5.87000%
Interest Paid	187,382.64
Principal Paid	10,458,372.67
Total Paid to B Holders	10,645,755.31

Class C
Coupon	6.00000%
Interest Paid	281,850.00
Principal Paid	0.00
Total Paid to C Holders	281,850.00

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5377470
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.9854372
Total Distribution Amount	12.5231842

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

B Interest Distribution Amount	4.5703083
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	255.0822602
Total B Distribution Amount	259.6525685

C Interest Distribution Amount	5.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.0000000

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 03/16/26	4,658,785.01
Investment Earnings	13,846.07
Investment Earnings Paid	(13,846.07)
Deposit/(Withdrawal)	-
Balance as of 04/15/26	4,658,785.01
Change	-

Required Reserve Amount	4,658,785.01

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,932,994.85	$2,898,262.19	$3,196,735.17
Number of Extensions	171	168	180
Ratio of extensions to Beginning of Period Receivables Balance	1.52%	1.43%	1.50%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2023-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.